Subsequent Events	8 Months Ended
Jan. 07, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 14 – Subsequent Events
The Company evaluated subsequent events through February 21, 2024, the date of issuance of these financial statements, and determined there were no additional items that required further disclosure or recognition.
Subsequent Events
The Company evaluated subsequent events through August 31, 2023, the date the financial statements were available to be issued and determined there were no additional items that required further disclosure or recognition, with the exception of the execution on June 22, 2023 of a Business Combination Agreement with Banyan Acquisition Corporation. Pursuant to the agreement, it is anticipated that the Company will merge with Banyan Acquisition Corporation. The Company anticipates the Business Combination will close in the third quarter of fiscal year 2024. Concurrently with the execution of the Agreement, affiliates of the Sponsor of Banyan Acquisition Corporation entered into a securities purchase agreement with the Company to provide $18,000 of bridge financing in the form of Series I Convertible Preferred Stock. The shares of Series I Convertible Preferred Stock will convert into the Company’s Common Stock in connection with the consummation of the Business Combination. On June 2023, affiliates of the Sponsor of Banyan Acquisition Company provided an additional $1,900 of bridge financing in the form of Series I Convertible
Preferred Stock. On August 1, 2023, affiliates of the Sponsor of Banyan Acquisition Company provided an additional $1,380 of bridge financing in the form of Series I Convertible Preferred Stock. These shares of Series I Convertible Preferred Stock will also convert into the Company’s Common Stock in connection with the consummation of the Business Combination.
In June 2023, the Company amended a lease with a landlord that resulted in a rent abatement of $4,318 and a rent deferral of $4,500. These amounts were included in Accrued Occupancy Costs (see Note 7) as of April 30, 2023 The deferral of $4,500 is payable in equal monthly installments over the next five years.
On July 27, 2023, the Company entered into a term loan agreement with Granite Creek Capital Partners, LLC, that provided $5,000 in additional debt financing for development of new locations that matures on April 19, 2028 at an interest rate of 12%, repayable in quarterly installments beginning September 30, 2024. Additionally, on July 27, 2023, the Company received $1,000 in additional debt proceeds from Silverview Credit Partners LP to fund expansion with an interest rate of 15% and maturity date of June 7, 2027.